Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.         Related Party Transactions

On December 28, 2009 the Company acquired all  relevant patents and intellectual  property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. The Company issued 30,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property.   Significant terms of the agreement were:

•	Territories defined as: North, South, Central America and all Caribbean Islands ("the Territories"), in perpetuity;
•	The Company acquired the MagneGas domain names and trademarks and the following patents:

•	U.S. Patent No. 6,926,872, issued on August 9, 2005 entitled Apparatus and Method for Producing a Clean Burning Combustible Gas With Long Life Electrodes and Multiple Plasma-Arc-Flows;
•	U.S. Patent No. 6,972,118, issued on December 6, 2005 entitled Apparatus and Method for Processing Hydrogen, Oxygen and Other Gases;
•
U.S. application no. 11/474,687, filed on June 26, 2006 entitled Operating Under High Power, Pressure and Temperature Conditions to Produce A Combustible Gas.  The application has since been issued with Patent number 7,780,924

In February 2008, the Company entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (100,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the Board of Directors of MagneGas Corporation of achieving adequate funding. The Board has since determined that Dr. Santilli’s monthly accrued salary will be $20,000 per month.

In 2008 an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services.  There are no repayment terms to this advance and the amount is payable upon demand.

At various times the Company received advances from a shareholder for an unsecured promissory note.  All funds are at the same terms of the original shareholder note. These promissory notes have no repayment date; however it is payable within 30 days of written demand.  Payment is to include accrued simple interest at 4%.  The balance on the promissory note has been paid in full.

Beginning April 2008 the Company entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed.  In January of 2011,the Company expanded to occupy 5,000 square feet of the building and as a result, the rent was increased to $4,000 per month. The facility allows for expansion needs.  The lease is held by a Company that is effectively controlled by Dr. Santilli.
The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008. To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity. Total contributed value was $11,220 and $11,220 for the year ended September 30, 2011 and 2010, respectively.

The Company entered into an agreement to acquire a 20% ownership of Magnegas Europe. This Company is related by common management. The CEO of Magnegas Europe, Ermanno Santilli is also the Vice President of Magnegas Corporation and is the son of Dr. Ruggero M. Santilli.  Dr. Santilli is also a shareholder of Magnegas Europe. There are no other related party transactions, joint venture or royalty agreements. The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

9.         Related Party Transactions

On December 28, 2009 the Company acquired all  relevant patents and intellectual  property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. The Company issued 30,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property.   Significant terms of the agreement were:

•	Territories defined as: North, South, Central America and all Caribbean Islands ("the Territories"), in perpetuity;

•	The Company acquired the MagneGas domain names and trademarks and the following patents:

•	U.S. Patent No. 6,926,872, issued on August 9, 2005 entitled Apparatus and Method for Producing a Clean Burning Combustible Gas With Long Life Electrodes and Multiple Plasma-Arc-Flows;

•	U.S. Patent No. 6,972,118, issued on December 6, 2005 entitled Apparatus and Method for Processing Hydrogen, Oxygen and Other Gases;

•	U.S. application no. 11/474,687, filed on June 26, 2006 entitled Operating Under High Power, Pressure and Temperature Conditions to Produce A Combustible Gas.

In February 2008, the Company entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (100,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the Board of Directors of MagneGas Corporation of achieving adequate funding.  The Board has since determined that Dr. Santilli’s monthly accrued salary will be $10,000 per month.

In 2008 an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services.  There are no repayment terms to this advance and the amount is payable upon demand.

At various times the Company received advances from a shareholder for an unsecured promissory note.  All funds are at the same terms of the original shareholder note.  These promissory notes have no repayment date; however it is payable within 30 days of written demand.  Payment is to include accrued simple interest at 4%.  The balance on the promissory note has been paid in full.

Beginning April 2008 the Company entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed.   The facility allows for expansion needs.  The lease is held by a Company that is effectively controlled by Dr. Santilli.

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008. To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity. Total contributed value was $22,440 and $22,440 for the year ended December 31, 2010 and 2009, respectively.

The Company entered into an agreement to acquire a 20% ownership of Magnegas Europe. This Company is related by common management. The CEO of Magnegas Europe, Ermanno Santilli is also the Vice President of Magnegas Corporation and is the son of Dr. Ruggero M. Santilli.  Dr. Santilli is also a shareholder of Magnegas Europe. There are no other related party transactions, joint venture or royalty agreements. The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.